Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following:

	As of December 31, 2024	As of December 31, 2023

Buildings	$25,838	$26,249
Office equipment	2,887	3,181
Machinery and tools	1,562	1,736
Vehicles	31,007	35,338
Leasehold improvements	5,776	5,632
Constructions in progress	28,479	3,255
Subtotal	95,549	75,391
Less: accumulated depreciation and amortization	(35,581)	(34,322)
Property and equipment, net	$59,968	$41,069